Derivatives and Financial Instruments (Tables)	6 Months Ended
Sep. 30, 2014
Derivatives and Financial Instruments
Schedule of financial derivatives

		September 30, 2014		March 31, 2014
Derivatives not designated as hedging instruments	Balance sheet location	Asset derivatives	Liability derivatives	Asset derivatives	Liability derivatives
Interest rate swap agreements	Long-term liabilities—Derivative instruments	—	12,405,364	—	14,062,416

Schedule of effect of derivative instruments on the consolidated statement of operations

Derivatives not designated as hedging instruments	Location of gain/(loss) recognized	Three months ended September 30, 2014	Six months ended September 30, 2014	July 1, 2013 (inception) to September 30, 2013
Interest Rate Swap—Change in fair value	Gain/(loss) on derivatives, net	$1,690,606	$1,657,052	$366,806
Interest Rate Swap—Realized loss	Gain/(loss) on derivatives, net	(1,348,297)	(2,702,887)	(965,954)
Loss on derivatives—net		$342,309	$(1,045,835)	$(599,148)